Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2014 Reporting_Unit Segment	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Accounting Policies [Line Items]
Number of operating segment		1
Cash and cash equivalents, maturity description		Three months or less at the date of purchase, consisting of money-market funds.
Restricted cash		$ 230,000	$ 1,900,000
Amount released from restrictions		1,700,000
Impairment charges of long lived assets		0
Intangible assets with indefinite useful lives		0
Number of reporting unit		1
Goodwill impairment	0	0	0	0
Advertising expense		3,300,000	3,500,000	3,000,000
Revenue subscription contract period		One year or less
Off-balance sheet risk amount		0
Accounts receivable payment period		30 days
Capitalized software development costs		4,433,000	3,479,000	2,400,000
Stock-based compensation in capitalized software development costs		235,000	273,000	100,000
Amortization of software development costs		3,900,000	2,600,000	1,500,000
Software Development Costs [Member]
Schedule Of Accounting Policies [Line Items]
Property and Equipment, Estimated Useful Life		2 years
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Schedule Of Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%
Revenue [Member] | Customer Concentration Risk [Member]
Schedule Of Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%
Letter of Credit [Member]
Schedule Of Accounting Policies [Line Items]
Restricted cash			1,800,000
Amount released from restrictions		1,500,000
Corporate Credit Card [Member]
Schedule Of Accounting Policies [Line Items]
Restricted cash			157,000
Amount released from restrictions		$ 157,000